Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue (Note 25)	$ 1,632,750	$ 1,338,812
Production costs (Note 20)	(925,479)	(696,672)
Depreciation and amortization (Note 11)	(302,958)	(254,469)
Royalties	(36,375)	(27,494)
Cost of sales	(1,264,812)	(978,635)
Mine operating earnings (Note 25)	367,938	360,177
General and administrative	(34,852)	(36,375)
Exploration and project development	(11,071)	(7,096)
Mine care and maintenance (Note 21)	(31,780)	(102,105)
Foreign exchange losses	(11,267)	(5,474)
Gains on derivatives (Note 8c)	5,393	3,543
Gains on sale of mineral properties, plant and equipment (Note 11)	32,167	7,922
Income from equity investees (Note 12)	4,347	10,529
Other income (expense) (Note 26)	36	(21,144)
Earnings from operations	320,911	209,977
Investment (loss) income (Note 8b)	(59,722)	62,139
Interest and finance expense (Note 22)	(16,198)	(20,104)
Earnings before income taxes	244,991	252,012
Income tax expense (Note 27)	(146,429)	(75,557)
Net earnings and comprehensive earnings	98,562	176,455
Equity holders of the Company	97,428	177,882
Non-controlling interests	$ 1,134	$ (1,427)
Basic earnings per share (in USD per share)	$ 0.46	$ 0.85
Diluted earnings per share (in USD per share)	$ 0.46	$ 0.85
Weighted average shares outstanding (in 000’s) Basic (shares)	210,298	210,085
Weighted average shares outstanding (in 000’s) Diluted (shares)	210,435	210,295